Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Assets	Other Long-Term Assets

	2021	2020
North West Redwater Partnership	$—	$555
Prepaid cost of service toll	157	162
Risk management (note 19)	140	136
Long-term inventory	126	121
Other (1)	177	190
	600	1,164
Less: current portion	35	82
	$565	$1,082
(1)The acquisition of Painted Pony in 2020 included physical sales contracts (note 7).
INVESTMENT IN NORTH WEST REDWATER PARTNERSHIP
The Company has a 50% equity investment in NWRP. NWRP operates a 50,000 barrels per day bitumen upgrader and refinery that processes approximately 12,500 barrels per day (25% toll payer) of bitumen feedstock for the Company and 37,500 barrels per day (75% toll payer) of bitumen feedstock for the Alberta Petroleum Marketing Commission ("APMC"), an agent of the Government of Alberta. The Company is unconditionally obligated to pay its 25% pro rata share of the debt component of the monthly fee-for-service toll over the 40-year tolling period (note 20). Sales of diesel and refined products and associated refining tolls are recognized in the Midstream and Refining segment (note 22).
On June 30, 2021, the equity partners together with the toll payers, agreed to optimize the structure of NWRP to better align the commercial interests of the equity partners and the toll payers (the "Optimization Transaction"). As a result, North West Refining Inc. transferred its entire 50% partnership interest in NWRP to APMC. The Company's 50% equity interest remained unchanged.
Under the Optimization Transaction, the original term of the processing agreements was extended by 10 years from 2048 to 2058. NWRP retired higher cost subordinated debt, which carried interest rates of prime plus 6%, with lower cost senior secured bonds at an average rate of approximately 2.55%, reducing interest costs to NWRP and associated tolls to the toll payers. As such, NWRP repaid the Company's and APMC's subordinated debt advances of $555 million each. In addition, the Company received a $400 million distribution from NWRP during 2021.
To facilitate the Optimization Transaction, NWRP issued $500 million of 1.20% series L senior secured bonds due December 2023, $500 million of 2.00% series M senior secured bonds due December 2026, $1,000 million of 2.80% series N senior secured bonds due June 2031, and $600 million of 3.75% series O senior secured bonds due June 2051. Additionally, NWRP's existing $3,500 million syndicated credit facility was amended. The $2,000 million revolving credit facility was extended by three years to June 2024, and the $1,500 million non-revolving credit facility was reduced by $500 million to $1,000 million and extended by two years to June 2023. As at December 31, 2021, NWRP had borrowings of $1,981 million under the syndicated credit facility (December 31, 2020 – $2,866 million).
The assets, liabilities, partners’ equity, product sales and equity loss related to NWRP at December 31, 2021 and 2020 were comprised as follows:

	2021	2020
Current assets	$280	$230
Non-current assets	$10,806	$11,098
Current liabilities	$798	$3,146
Non-current liabilities	$11,412	$8,488
Partners’ equity (1)	$(1,124)	$(306)
Partners’ equity (1) at Company's 50% interest	$(562)	$(153)
Revenue (2)	$1,168	$1,348
Net loss (3)	$18	$188
(1)In 2021, NWRP paid partnership distributions at 100% interest of $800 million.
(2)Included in NWRP's revenue for 2021 is $294 million (2020 – $174 million) paid by the Company for its 25% share of the refining toll.
(3)Included in the net loss for 2021 is the impact of depreciation and amortization expense of $278 million (2020 – $214 million) and interest and other financing expense of $412 million (2020 – $420 million).
The carrying value of the Company’s interest in NWRP is $nil, and as at December 31, 2021, the cumulative unrecognized share of the equity loss and partnership distributions from NWRP was $562 million (2020 – $153 million). The unrecognized share of the equity loss from NWRP for 2021 was $9 million and partnership distributions were $400 million (2020 – unrecognized equity loss of $94 million; 2019 – recognized equity loss of $287 million and unrecognized equity loss of $59 million).